Accounts Receivable	12 Months Ended
Dec. 31, 2016
Accounts Receivable [Abstract]
Accounts Receivable
4.	Accounts Receivable

At December 31, 2016 and 2015, the Company’s accounts receivable consisted of the following:

	Successor 2016	Predecessor 2015
Billed:
SG block sales	$124,713	$82,200
Engineering services	144,040	14,181
Project management	-	14,400
Total gross receivables	268,753	110,781
Less: allowance for doubtful accounts	(34,235)	(24,746)
Total net receivables	$234,518	$86,035